Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR
To be amortized during the twelve months ending September 30:
2015	$ 0.2	12.0
2016	0.1	5.0
2017	0	2.0
2018	0	1.0
2019	$ 0	0.5